LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

($ millions)	Terminals	Rail	Buildings	Land & Other	Total
Balance at January 1, 2022	176	142	127	73	518
Additions and adjustments	—	39	1	40	80
Depreciation	(18)	(35)	(15)	(7)	(75)
Balance at December 31, 2023	158	146	113	106	523
Additions and adjustments	—	32	—	24	56
Acquisition (Note 5)	12	1	—	15	28
Depreciation	(14)	(35)	(15)	(13)	(77)
Balance at December 31, 2024	156	144	98	132	530

Disclosure of maturity analysis of finance lease payments receivable

As at December 31	2024		2023
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	186	30	208	39
One to two years	168	31	180	32
Two to three years	160	31	167	31
Three to four years	145	31	158	31
Four to five years	139	32	147	31
More than five years	450	294	687	326
Total undiscounted lease receipts	1,248	449	1,547	490
Unearned finance income on lease receipts		(241)		(266)
Discounted unguaranteed residual value		21		19
Finance lease receivable		229		243
Less current portion(1)		(6)		(13)
Total non-current		223		230
(1) Included in trade receivables and other on the Consolidated Statement of Financial Position
Disclosure of maturity analysis of operating lease payments

As at December 31	2024		2023
($ millions)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Less than one year	186	30	208	39
One to two years	168	31	180	32
Two to three years	160	31	167	31
Three to four years	145	31	158	31
Four to five years	139	32	147	31
More than five years	450	294	687	326
Total undiscounted lease receipts	1,248	449	1,547	490
Unearned finance income on lease receipts		(241)		(266)
Discounted unguaranteed residual value		21		19
Finance lease receivable		229		243
Less current portion(1)		(6)		(13)
Total non-current		223		230
(1) Included in trade receivables and other on the Consolidated Statement of Financial Position